INCOME AND EXPENSES ITEMS - Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – right of use assets	$ 682	$ 661
Depreciation – investment property	176	196
Depreciation, amortization and lease expense	5,849	5,500	$ 5,419
Included in cost of sales:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	4,278	3,863	3,893
Depreciation – right of use assets	133	127	121
Amortization – intangible assets	24	21	19
Lease expenses	1	1	2
Included in selling expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	116	108	92
Depreciation – right of use assets	167	144	113
Amortization – intangible assets	0	0	1
Lease expenses	1	1	1
Included in general and administrative expenses:
Disclosure Of Other Operating Income Expense [Line Items]
Depreciation – tangible assets	538	619	590
Depreciation – right of use assets	382	390	387
Amortization – intangible assets	21	26	42
Depreciation – investment property	176	196	144
Lease expenses	$ 12	$ 4	$ 14